Consolidated Statements Of Comprehensive Loss (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Party Income	¥ 0		¥ 628	¥ 0
Selling and Marketing Expense [Member]
Expense related to related parties	201	$ 29	235	543
General and Administrative Expense [Member]
Expense related to related parties	¥ 0		¥ 1,752	¥ 227